Noncontrolling Interest	12 Months Ended
Dec. 31, 2022
Noncontrolling Interest [Abstract]
Noncontrolling Interest

(16) Noncontrolling Interest

As a result of the transactions described in Note 3, as of February 11, 2022, Continuing Inspirato Members owned 70 million New Common Units, which represented a 58.8% economic interest in Inspirato LLC and 70 million shares of Class V Common Stock of Inspirato Incorporated. The combination of one New Common Unit and one share of Class V Common Stock of Inspirato Incorporated may be redeemed no earlier than six months after the Business Combination at the option of the Continuing Inspirato Members for one share of Class A Common Stock of Inspirato Incorporated or the cash equivalent thereof (based on the market price of the Class A Common Stock at the time of redemption) as determined by Inspirato Incorporated. If Inspirato Incorporated elects the redemption to be settled in cash, the cash used to settle the redemption must be funded through a private or public offering of Class A Common Stock no later than five business days after the redemption notice date. Upon the redemption of the New Common Unit and Class V Common Stock for Class A Common Stock or the equivalent thereof, all redeemed Class V Common Stock will be cancelled and such New Common Unit will be transferred to Inspirato Incorporated. Inspirato Incorporated will also be issued a New Common Unit to correspond with each new share of Class A Common Stock it issues.

As of December 31, 2022, Inspirato Incorporated owned 47% of the outstanding New Common Units. The financial results of Inspirato LLC and its subsidiaries are consolidated with and into Inspirato Incorporated. For the period February 11, 2022 through December 31, 2022, 57.5% of the consolidated net loss of Inspirato LLC has been allocated to the noncontrolling interests of Inspirato LLC. During the year ended December 31, 2022, the Company issued 8,421,190 shares of Class A Common Stock in exchange for the same number of New Common Units, resulting also in the cancellation of the same number of shares of Class V Common Stock.

The following table summarizes the changes in ownership of Inspirato LLC for the period from February 11, 2022 to December 31, 2022 (see Note 3) excluding unvested profits interests:

	New Common Units
	Inspirato Incorporated	Continuing Inspirato Members	Continuing Inspirato Members subject to vesting	Total

	(in thousands)
Recapitalization	46,832	66,945	2,836	116,613
Conversion of Class V to Class A	8,421	(8,421)	—	—
Vesting of profits interests	—	1,129	(1,129)	—
End of period	55,253	59,653	1,707	116,613